Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 5,826.0	$ 805.6
Short-term investments, at quoted market value (cost of $4.6 and $4.8)	4.5	4.3
Accounts receivable, less allowances of $54.1 and $55.5	1,942.3	1,804.9
Inventories	1,494.5	1,443.3
Deferred tax assets	192.5	182.0
Other current assets	420.9	594.7
Total current assets	9,880.7	4,834.8
Property, Plant and Equipment, at Cost, Net	1,767.4	1,726.4
Acquisition-related Intangible Assets, Net	7,071.3	7,804.5
Other Assets	640.7	604.4
Goodwill	12,503.3	12,474.5
Total Assets	31,863.4	27,444.6
Current Liabilities:
Short-term obligations and current maturities of long-term obligations	987.7	93.1
Accounts payable	691.5	641.4
Accrued payroll and employee benefits	432.0	388.0
Deferred revenue	198.9	196.5
Other accrued expenses	815.9	774.3
Total current liabilities	3,126.0	2,093.3
Deferred Income Taxes	1,609.9	2,047.2
Other Long-term Liabilities	771.8	808.2
Long-term Obligations	9,499.6	7,031.2
Commitments and Contingencies
Shareholders' Equity:
Preferred stock, $100 par value, 50,000 shares authorized; none issued
Common stock, $1 par value, 1,200,000,000 shares authorized; 369,598,265 and 413,491,691 shares issued	369.6	413.5
Capital in excess of par value	8,222.6	10,501.1
Retained earnings	8,753.3	7,697.3
Treasury stock at cost, 7,636,887 and 56,047,926 shares	(412.2)	(2,996.8)
Accumulated other comprehensive items	(77.2)	(150.4)
Total shareholders' equity	16,856.1	15,464.7
Total Liabilities & Shareholders' Equity	$ 31,863.4	$ 27,444.6